Fees Summary	Mar. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,491,000
Previously Paid Amount	0.00
Total Fee Amount	228.27
Total Offset Amount	0.00
Net Fee	228.27
Narrative - Max Aggregate Offering Price	$ 1,491,000
Final Prospectus	true